Derivative Instruments - Revenue from Foreign Exchange and Other Trading (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 743	$ 578	$ 608
Other trading revenue (loss)	25	(8)	66
Total foreign exchange and other trading revenue	$ 768	$ 570	$ 674